Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheer Holding, Inc. (“CHR” or the “Company”) is an exempted company incorporated on November 30, 2018, under the laws of the Cayman Islands. Glory Star, through its subsidiaries, the VIE and the VIE’s subsidiaries, provides advertisement and content production services and operate a leading mobile and online advertising, media and entertainment business in China.

On November 1, 2023, the Company changed its legal name from Glory Star New Media Group Holdings Limited. to Cheer Holding, Inc. In connection with the name change, the Company also changed its trading symbol for tis ordinary shares from “GSMG” to “CHR”. The Company’s warrants continue to trade under the ticker symbol “GSMGW”. Effective on November 9, 2023, the Company traded on open market under new name and trading symbol.

On November 24, 2023, the Company effected a share consolidation at a ratio of one-for-tenth (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.001 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$20,200 divided into 20,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each

As of December 31, 2024, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries  were as the following:

	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”)	May 8, 2018	PRC	51%	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 9, 2020	PRC	100%	Provision of provides advertisement and content production services

*	On March 17, 2023, we wrote off Shenzhen Leshare Investment Co.,Ltd. due to business adjustment. For the year ended December 31, 2023, we recognized minimal gain arising from the writing off and recorded in the account of “other income, net” in the consolidated statements of income and comprehensive income.

On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes. Class B Shares are not convertible into Class A Shares, and may be redeemed by the Company at par value at the option of the holder.

In September 2019, WFOE has entered into a series of contractual arrangements  with (i) Xing Cui Can and its shareholders, and (ii) Horgos and its shareholders, which allow the Company to exercise the power to direct the activities of the Xing Cui Can and Horgos (the “VIEs”) that most significantly affect the VIEs’ economic performance and receive substantially all the economic benefits of the VIEs. These contractual agreements include Business Cooperation Agreement, Exclusive Option Agreement, Share Pledge Agreement, Proxy Agreement and Power of Attorney and Master Exclusive Service Agreement (collectively “VIEs Agreements”). The Company, together with its wholly-owned subsidiary Glory Star HK and WFOE and its VIEs and VIEs’ subsidiaries were effectively controlled by the same shareholders after the reorganization.

The VIE contractual arrangements

Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other business. Glory Star Beijing is considered a foreign-invested enterprise. To comply with PRC laws and regulations, the Company primarily conducts its business in China through Xing Cui Can and Horgos and its subsidiaries, based on a series of contractual arrangements. The following is a summary of the contractual arrangements that provide the Company with the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and that enables it to receive substantially all the economic benefits from its operations.

Each of the VIEs Agreements is described in detail below:

Business Cooperation Agreement

WFOE entered into separate business cooperation agreements with Xing Cui Can and Horgos, and their respective shareholders in September 2019, pursuant to which (1) each VIE shall not enter into any transaction which may materially affect such VIE’s assets, obligations, rights and operations without the written consent of WFOE; (2) each VIE and the VIE shareholders agrees to accept suggestions by WFOE in respect of the employment and dismissal of such VIE’s employees, daily operations, dividend distribution and financial management of such VIE; and (3) the VIE and the VIE shareholders shall only appoint individuals designated by WFOE as the director, general manager, chief financial officer and other senior management members. In addition, each of the VIE shareholders agree that (i) unless required by WFOE, will not make any decisions or otherwise request the VIE to distribute any profits, funds, assets or property to the VIE shareholders, (ii) or issue any dividends or other distribution with respect to the shares of the VIE held by the VIE shareholders. The term of each of these business cooperation agreements are perpetual unless terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).

Exclusive Option Agreement

WFOE entered into a separate exclusive option agreement with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to these exclusive option agreements, the VIE shareholders have granted WFOE (or its designee) an option to acquire all or a portion of each of their equity interests in the VIEs at the price equivalent to the lowest price then permitted under PRC law. If the equity interests are transferred in installments, the purchase price for each installment shall be pro rata to the equity interests transferred. WFOE may, at its sole discretion, at any time exercise the option granted by the VIE shareholders. Moreover, WFOE may transfer such option to any third party. The VIE shareholders may not, among other obligations, change or amend the articles of association and bylaws of the VIE, increase or decrease the registered capital of the VIEs, sell, transfer, mortgage or dispose of their equity interest in any way, or incur, inherit, guarantee or assume any debt except for debts incurred in the ordinary course of business unless otherwise expressly agreed to by WFOE, and enter into any material contracts except in the ordinary course of business unless otherwise expressly agreed to by WFOE. The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise. The exclusive option agreements may be terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).

Share Pledge Agreement

WFOE entered into a separate share pledge agreement with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to these share pledge agreements, the VIE shareholders have pledged all of their equity interests in the VIEs as priority security interest in favor of WFOE to secure the performance of the VIEs and their shareholders’ performance of their obligations under, where applicable, (i) Master Exclusive Service Agreement, (ii) Business Cooperation Agreement, and (iii) the Exclusive Option Agreement (collectively the “Principal Agreements”). WFOE is entitled to exercise its right to dispose of the VIE shareholders’ pledged interests in the equity of the VIE in the event that either the VIE shareholders or the VIE fails to perform their respective obligations under the Principal Agreements. The equity pledges on the VIE’s equity interests are in the process of being registered with the Market Supervision Administration Authority in China. The equity pledge agreements will remain in full force and remain effective until the VIE and the VIE shareholders have satisfied their obligations under the Principal Agreements.

Proxy Agreement and Power of Attorney

WFOE entered into a separate Proxy Agreement and Power of Attorney with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to the proxy agreement and power of attorney, each VIE shareholders irrevocably nominates and appoints WFOE or any natural person designated by WFOE as its attorney-in-fact to exercise all rights of such VIE equity holder has in such VIE, including, but not limited to, (i) execute and deliver any and all written decisions and to sign any minutes of meetings of the board or shareholder of the VIE, (ii) to make shareholder’s decision on any matters of the VIE, including without limitations, the sale, transfer, mortgage, pledge or disposal of any or all of the assets of the VIE, (iii) to sell, transfer, pledge or dispose of any or all shares in the VIE, (iv) to nominate, appoint, or remove the directors, supervisors and senior management members of the VIE when necessary, (v) to oversee the business performance of the VIE, (vi) to have full access to the financial information of the VIE, (vii) to file any shareholder lawsuits or to take other legal actions against the VIE’s directors or senior management members, (viii) to approve annual budget or declare dividends, (ix) to manage and dispose of the assets of the VIE, (x) to have the full rights to control and manage the VIE’s finance, accounting and daily operations, (xi) to approve filing of any documents with the relevant governmental authorities or regulatory bodies, and (xii) any other rights provided by the VIE’s charters and/or the relevant laws and regulations on the VIE shareholders. The proxy agreement and power of attorney shall remain in effect during the term of the Exclusive Service Agreement.

Confirmation and Guarantee Letter

Each of the VIE shareholders signed a confirmation and guarantee letter in September 2019, pursuant to which each VIE equity holder agreed that to fully implement the arrangements set forth in the Principal Agreements, Share Pledge Agreement, and the Proxy Agreement and Power of Attorney, and agrees to not carry out any act which may be contrary to the purpose or intent of such agreements.

Master Exclusive Service Agreement

WFOE entered into separate exclusive service agreement with Xing Cui Can and Horgos in September 2019, pursuant to which WFOE provides exclusive technology support and services, staff training and consultation services, public relation services, market development, planning and consultation services, human resource management services, licensing of intellectual property, and other services as determined by the parties. In exchange, the VIEs pay service fees to WFOE equal to the pre-tax profits of the VIEs less (i) accumulated losses of the VIEs and their subsidiaries in the previous financial year, (ii) operating costs, expenses, and taxes, and (iii) reasonable operating profit under applicable PRC tax law and practices. During the term of these agreements, WFOE has the right to adjust the amount and time of payment of the service fees at its sole discretion without the consent of the VIEs. WFOE (or its service provider) will own any intellectual property arising from the performance of these agreements. The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.

Risks in relation to the VIE structure

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue and net income presented on consolidated statements of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial position, operation and cash flow of the Company’s VIEs and subsidiaries of VIEs. The Company has not provided any financial support to VIEs for the years ended December 31, 2024, 2023 and 2022. The following financial statements amounts and balances of the VIEs and VIEs’ subsidiaries were included in the consolidated financial statements as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023and 2022:

	December 31, 2024	December 31, 2023
Total assets	$338,591	$324,019
Total liabilities	$137,430	$146,188

	For the Years Ended December 31,
	2024	2023	2022

Total revenues	$147,196	$152,327	$157,225
Net income	$28,220	$31,126	$27,562

Net cash provided by operating activities	$23,766	$42,044	$11,650
Net cash used in investing activities	$(24,862)	$(3)	$(7,989)
Net cash provided by financing activities	$5,558	$83,062	$508

The Company believes that there are no assets in the VIEs that can be used only to settle specific obligations of the VIEs, except for the registered capital of the VIEs and non-distributable statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. There are no terms in any arrangements, explicitly or implicitly, requiring the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans.